Employee Benefit Plans (Unfunded) (Details) - Schedule of Net Grauity Cost Recognized in Income Statement - Net Gratuity Cost Recognized In Income Statement [Member] - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Net Grauity Cost Recognized in Income Statement [Line Items]
Service cost	$ 14,971	$ 21,026	$ 34,523	$ 50,109
Interest cost	4,693	4,724	9,976	9,793
Amortization of net actuarial (gains)/loss	(1,672)	(5,287)	(3,351)	(10,609)
Net periodic benefit cost	$ 17,992	$ 20,463	$ 41,148	$ 49,293